Document and Entity Information	Mar. 25, 2020
Cover [Abstract]
Entity Registrant Name	INTERNATIONAL PAPER CO /NEW/
Amendment Flag	true
Entity Central Index Key	0000051434
Document Type	8-K/A
Document Period End Date	Mar. 25, 2020
Entity Incorporation State Country Code	NY
Entity File Number	1-3157
Entity Tax Identification Number	13-0872805
Entity Address, Address Line One	6400 Poplar Avenue
Entity Address, City or Town	Memphis
Entity Address, State or Province	TN
Entity Address, Postal Zip Code	38197
City Area Code	901
Local Phone Number	419-7000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $1 per share par value
Trading Symbol	IP
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Description	This amendment to International Paper Company’s Current Report on Form 8-K filed on March 25, 2020 (the “Original Report”) is being filed for the sole purpose of filing the 364-day revolving credit agreement, dated March 25, 2020, described in the Original Report (the “Revolving Credit Agreement”) as an exhibit. The Revolving Credit Agreement is filed as Exhibit 10.1 hereto.